Share-based payments - Additional information (Details)	9 Months Ended
	Sep. 30, 2019 Options $ / shares	Dec. 31, 2018 Options
Option plans
Number of share options outstanding	3,028,726	2,330,000
2012 and 2019 Employee Stock Option Plan
Option plans
Number of share options outstanding	2,585,734
Number of share options vested	1,305,734
Number of share options unvested	1,280,000
Weighted average price for share options exercised | $ / shares	$ 13.65
Restricted stock units (RSU)
Option plans
Number of share options outstanding	442,992	813,019
Number of share options vested	46,068
Number of share options unvested	396,924
Weighted average price for share options exercised | $ / shares	$ 0